Details of the Statements of Profit or Loss and Other Comprehensive Income (Schedule of Costs and Depreciation) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Depreciation	€ 5,500	€ 4,518	€ 4,411	[1]
Amortization	316
Professional services	375	210	104
Annual rent	390	267	233
Operating and maintenance services	4,942	1,574	1,287
Insurance	245	203	194
Other	390	295	264
Total operating costs	€ 12,158	€ 7,067	€ 6,493

[1]	Please refer to Note 2C for functional and presentation currency.